OTHER EXPENSE, NET - Other Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Income and Expenses [Abstract]
Doubtful debt provision	$ 1,920	$ 2,406
Change in liability for future earn-out	(202)	(247)
Other	(83)	112
Total other expense, net	$ 1,635	$ 2,271